Jody M. Walker
Attorney At Law
7841 South Garfield Way
Telephone: 303-850-7637       Centennial, CO 80122      Facsimile:
303-220-9902


January 12, 2005

Scott Anderegg
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:	Cross Atlantic Commodities, Inc.
	Amendment 2 to Registration Statement on Form SB-2
	Filed November 16, 2005
      File No. 333-1311294

Dear Mr. Anderegg:

Pursuant to your comment letter dated December 6, 2005, please note the following responses.

Risk Factors
1.   We reissue comment 8 in our letter dated October 7, 2005.   We
note that you state in your response that you had added a risk factor addressing the risk concerning your contract with Victoria Coffees.
It does not appear that you have provided such a risk factor.   Please
revise your Risk Factors to include a risk factor that addresses the potential termination of your commodities contract with Victoria Coffees.

The following risk factor has been added:

6. The potential termination of our commodities contract with Victoria Coffees could result in increases in the cost of high quality coffee beans and could reduce our gross margin and profit.

We would have to try to find another supplier of high quality coffee beans if our commodities contract with Victoria Coffees
was terminated for any reason.    We cannot assure you that we
would be able to obtain high quality coffee at the same price level. As a result, our gross margin and profit would be reduced if we were unable to obtain coffee at an equal than or lesser cost.

Management?s Discussion and Analysis and Plan of Operations.
2.   We note your response to comment 28 in our letter dated October 7,
2005.   Our comment requested that you expand your disclosure to
provide greater details on how your business activities will generate revenues, such that the reader could understand your business and
evaluate the likelihood you will make a profit.   Please augment your
disclosure to provide more information to allow a reader to fully
evaluate your likely performance and profitability.   Please revise or
advise.

    The disclosure has been revised to include the following:

Cross Atlantic expects to generate revenues by purchasing green coffee from our supplier Victoria Coffees in volumes described in the supply agreement signed August 9 of 2005. Cross Atlantic has agreed to purchase green coffee and Victoria Coffees has agreed to sell to Cross Atlantic green coffee at a discounted differential to the price of coffee daily listed on the Coffee, Sugar, and Cocoa Exchange in New York.

Once Victoria Coffees has procured a container of coffee and made it ready for export, Cross Atlantic and VC will agree on a set date or time to hedge/fix the price by Cross Atlantic acquiring a futures contract.

The price of coffee on the Coffee, Sugar, and Cocoa Exchange at the time of the hedge becomes the purchase/selling price between Cross Atlantic and VC.

The price is by agreement discounted at a fixed differential that can vary from product to product. For washed Uganda arabica green coffee the differential is by contract set to be 14 United States cents per LBS.

Once the coffee has been purchased and the price hedge is in place, Cross Atlantic can make use of the futures contract and make delivery to the Coffee, Sugar, and Cocoa Exchange. Cross Atlantic will upon a successful hedge policy have a gross profit
of 14 cent per lbs.   We estimate the cost of delivery from
Uganda to an Exchange warehouse to be 10 cent with a net profit of 4 cent per lbs.

It is the specific strategy of Cross Atlantic to sell all of our purchased coffee to a private industry buyer. We expect to be able to sell our coffee at a differential to the New York coffee contract price of minus 3 cent to plus 3 cent at the port of Mombassa, Kenya. This will give us a gross profit of 11 to 17 cent per lbs, but with a delivery cost of only 3 cent, giving us a net profit of 8 to 14 cent per pound of coffee.

We will initially only make deliveries to the Coffee, Sugar, Cocoa Exchange.

3.   We note your response to comment 29 in our letter dated October 7,
2005.   Our comment requested that you include a discussion of known trends, or uncertainties that are reasonably likely to have a material effect on the company?s net sales or revenues, income from continuing operations, profitability, liquidity or capital resources, or that would otherwise cause reported financial information not necessarily to be indicative of future operating results or financial condition.
Your revisions appear more in the form of additional risk factors. For example, is it a known trend that there could be an embargo place don Uganda? Please revise or advise.

There are several known trends that are reasonably likely to have a material effect on our net sales or revenues alongside our income from continuing operations and profitability.

Coffee at the moment (December 2005) and in other different periods of time is relatively more expensive at origin due to a difficult supply and demand situation. It is likely that we will be forced to pay a higher price for coffee in order to obtain the volumes described in our contract. It is likely that we will be able to collect a higher price from our customers in such periods, however if we are not able to collect a higher price we may be forced to turn down coffee deliveries which will negatively effect our revenues or accept to make a smaller profit which may effect our profitability.

Coffee is highly dependant on the right weather conditions. It is likely that we experience lower volumes throughout our 10-year contract due to unfavorable weather conditions.

The price of oil may lead to a higher freight cost for both inland trucking and shipping by vessel. It is likely that our cost of freight may go down or go up according to the world price of oil. We will try to forward a higher transportation cost to our buyers, however if we are not successful in doing so a higher or lower cost of transporting goods to the final destination will affect our profitability.

Results of Operations.
4.   We note your response to comment 15 in our letter dated October 7,
2005.   You have not revised your discussion of results of operations and financial statement footnotes to disclose the difference between the nature of the business and operations from October 2004 through
June 30, 2005 and your plan for operations.   You also have not revised
your results of operations to provide a more clear discussion which is not merely a recitation of changes evident from your financial
statements.   Your response did not indicate why you think these
revisions are not necessary.   Please revise or advise.

     Results of Operations has been revised to include:

Prior to the change of control in October 2004, Cross Atlantic was a blank check company with no operations. From October 2004 through September 30, 2005, new management has been seeking financing and developing strategic alliances with coffee brokers, suppliers, etc. The coffee purchase made during this period was a test leading up to the point of our first contract shipment with Victoria Coffees in October 2005.

For the nine months ended September 30, 2005, we had revenues of $41,945 with a cost of goods sold of $41,432 resulting in gross income of $513. Comparatively, we did not receive any revenue for the nine months ended September 30, 2004.



For the nine months ended September 30, 2005, we had general and administrative expenses of $70,544 that consisted of bank charges, basic operating expenses spent to set up business
operations and conduct this offering.   Comparatively, for the
nine months ended September 30, 2004, we had no operations and did not incurr any expenses.

Plan of Distribution
5.   We note your response to comment 34 in our letter dated October 7,
2005.   Please revise your disclosure to make clear that you cannot
apply to be listed on the OTC Bulletin Board.   In this regard, ensure
that your disclosure clearly discloses that to be quoted on the OTC Bulletin Board, a market maker must file an application on your behalf.

The disclosure has been revised as follows:

Upon completion of the primary offering, we intend to engage a market-maker to apply for our securities to be quoted on the OTC
Bulletin Board.   The process may take several months and we have
not yet engaged a market-maker to apply for quotation on the OTC Bulletin Board on your behalf. A quotation on the OTC Bulletin Board may have on a positive affect on the liquidity of your Cross Atlantic common shares.

Financial Statement
6.   Your financial statements were required to be updated prior to the
filing of this amendment.   In the future please file amendments with
properly updated financial statements and related disclosures.   Refer
to Item 310 of Regulation S-B.

Updated financial statements and related disclosures have been included with this amendment.

Item 26.   Recent Sales of Unregistered Securities.
7. Please more fully describe the legal and factual basis of the exemptions from registration you relied upon in these transactions.
For example, you state that one of your transactions was exempt under
an exemption under 4(2).   Do you mean to simply state that it was non-
public offering under 4(2) or did you rely upon a specific exemption
under Regulation D?   If so, please provide the factual basis that
would allow you to rely on this exemption.   Please note this is an
example.   Review your entire Recent Sale of Unregistered Securities
section and revise as necessary.   See Item 701(d) of Regulation S-B.

     It has been simply stated that it was a non-public offering under 4(2). The factual basis has been provided.

Exhibits.
Exhibit 23.1 Consent of Independent Registered Accounting Firm
8.   Please ensure you obtain and file an updated signed consent of
your independent auditors.   Ensure that the consent reflects an
appropriate electronic signature(/s).

An updated signed consent of the independent auditors has been
obtained and filed as an exhibit.   The consent reflects an
appropriate electronic signature(/s).


Non-Binding Letter of Intent.
9. Please either file as an exhibit your Non-Binding Letter of Intent with Martell, LLC or explain to us why it?s not material.

     In September 2005, Cross Atlantic entered into a strategic alliance agreement with Martell Global Commodities LLC.  The
agreement has been filed as an exhibit.   This agreement
supercedes the non-binding letter of intent and it has not been filed as an exhibit.



Very truly yours,

/s/Jody M. Walker
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Jody M. Walker